EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND

Supplement to Summary Prospectus dated June 1, 2013

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND

Supplement to Prospectus dated June 1, 2013

1.  The following replaces “Portfolio Managers” under “Management” in the Fund’s Summary Prospectus and in “Fund Summaries – Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund” in the Funds’ Prospectus:

James H. Evans, Vice President of Eaton Vance and Lead Portfolio Manager, has managed the Fund since it commenced operations in 2009.

Brian C. Barney, Vice President of Eaton Vance, has co-managed the Fund since 2010.

Devin J. Cooch, Vice President of Eaton Vance, has co-managed the Fund since 2013.

2.  The following replaces the fourth paragraph under “Management.” in “Management and Organization” in the Funds’ Prospectus:

Brian C. Barney and Devin J. Cooch are the members of the Short Term Fund management team.  Both are Vice Presidents of Eaton Vance.  Mr. Barney has been managing the Fund since June 2010.  Prior to joining Eaton Vance in 2008, Mr. Barney was a Vice President and portfolio manager with M.D. Sass Tax Advantaged Bond Strategies, L.L.C. (“M.D. Sass”).  Mr. Cooch has been managing the Fund since June 2013.  Prior to joining Eaton Vance in 2009, Mr. Cooch was employed by M.D. Sass.

July 3, 2013	6956-7/13 TABTATLSPS

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND

Supplement to Statement of Additional Information dated June 1, 2013

1.   The following replaces the first and second paragraph in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

Portfolio Managers.  Each Fund is managed by a team led by James H. Evans.  The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below.  Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund.  The following table shows, as of the Funds’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number ofAll Accounts	Total Assets ofAll Accounts	Number of AccountsPaying a Performance Fee	Total Assets of AccountsPaying a Performance Fee
Brian C. Barney
Registered Investment Companies	3	$1,531.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	36(1)	$2,194.0	0	$0
Devin J. Cooch*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
James H. Evans
Registered Investment Companies	4	$1,721.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	81(1)	$9,380.3	0	$0
Christopher J. Harshman
Registered Investment Companies	2	$454.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	18(1)	$1,583.6	0	$0

*

Mr. Cooch became a portfolio manager effective July 3, 2013.

(1)

For “Other Accounts” that are part of a wrap account program, the number of accounts cited includes the number of sponsors for which the portfolio manager provides management services rather than the number of individual customer accounts within each wrap account program.

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio manager(s) as of the Funds’ most recent fiscal year ended January 31, 2013 and in the Eaton Vance family of funds as of December 31, 2012.

Fund Name and Portfolio Manager	Dollar Range of Equity SecuritiesOwned in the Fund	Aggregate Dollar Range of EquitySecurities Owned in the Eaton Vance Family of Funds
Short Term Fund
Brian C. Barney	None	$100,001 - $500,000

Fund Name and Portfolio Manager	Dollar Range of Equity SecuritiesOwned in the Fund	Aggregate Dollar Range of EquitySecurities Owned in the Eaton Vance Family of Funds
Devin J. Cooch	None	$50,001 - $100,000
James H. Evans	None	$100,001 - $500,000
Intermediate Term Fund
Brian C. Barney	None	$100,001 - $500,000
James H. Evans	None	$100,001 - $500,000
Christopher J. Harshman	None	$100,001 - $500,000
Long Term Fund
Brian C. Barney	None	$100,001 - $500,000
James H. Evans	None	$100,001 - $500,000
Christopher J. Harshman	None	$100,001 - $500,000

July 3, 2013